                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 20
                                File No.2-65955

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 21

                         VANGUARD/TRUSTEES' EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)

        Vanguard Financial Center, P.O. Box 1100, Valley Forge, PA 19482
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (610) 669-6000

                        Raymond J. Klapinsky, Secretary
                    Vanguard Financial Center, P.O. Box 1100
                             Valley Forge, PA 19482
                    (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: December 31, 1996

             It is proposed that this filing will become effective:
        __X__On December 31, 1996 pursuant to paragraph (b) of Rule 485.



           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF
                                      1933


--------------------------------------------------------------------------------------------------------------------------
                              Proposed Maximum        Proposed Maximum           Aggregate                    Amount
Title of Securities           Amount Being            Offering Price             Offering                 of Registration
Being Registered              Registered              Per Unit                   Prices                       Fee
--------------------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest,
  no par value
Vanguard/Trustees'
    Equity Fund-
         U.S. Portfolio               171,050         $37.25(1)                  $6,371,612                   $100(2)
         International Portfolio      897,213         $27.22(1)                  $24,422,137                  $100(2)
                                    =========         =========                  ===========                  =======
    Totals                          1,068,263                                    $30,793,749                  $200

--------------

(1)      Net asset value on December 23, 1996 adjusted to the nearest cent.

(2)      (a) The calculation of the maximum offering price and registration fee is made pursuant to Rule 24e-2.

         (b) Total number of shares of Vanguard/Trustees' Equity Fund
             (the "Fund") redeemed or repurchased during the previous fiscal year was 968,250 for the U.S. Portfolio and 10,408,927 for the International Portfolio.

         c) During the current fiscal year 806,059 shares of the U.S. Portfolio and 9,523,838 shares of the International Portfolio were used for reduction pursuant to paragraph (c) of Rule 24f-2. No redeemed or repurchased securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.


         (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 162,191 for the U.S. Portfolio and 885,089 for the International Portfolio, leaving 8,859 shares of the U.S. Portfolio and 12,124 shares of the International Portfolio for purposes of calculating the registration fee.


                                   FACING PAGE

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                          21st Post-Effective Amendment
             Securities of Open-End Management Investment Companies


A.       Exact name of Company as specified in Charter:
         VANGUARD/TRUSTEES' EQUITY FUND


B.       Complete address of Company's principal executive offices:
         100 Vanguard Boulevard
         P.O. Box 1100
         Valley Forge, Pennsylvania  19482

C.       Name and complete address of agent for service:
         Raymond J. Klapinsky, Secretary
         Vanguard Financial Center
         P.O. Box 1100
         Valley Forge, PA  19482

D. Title and amount of securities being registered under this 21st Post-Effective Amendment:
         1,068,263 shares of beneficial interest of Vanguard/Trustees' Equity Fund, no par value.


E. Proposed aggregate maximum offering price to the public of the securities being registered calculated pursuant to Rule 475 (c):
         $30,793,749


F.       Amount of filing fee.
         $200(1)

G.       Approximate date of proposed public offering:
         It is requested that this filing become effective on December 31, 1996 pursuant to paragraph (b) of Rule 485.

(1)      (a)   The calculation of the maximum offering price and registration fee is made pursuant to Rule 24e-2.


         (b) Total number of shares of Vanguard/Trustees' Equity Fund (the "Fund") redeemed or repurchased during the previous fiscal year was 968,250 for the U.S. Portfolio and 10,408,927 for the International Portfolio.

         (c) During the current fiscal year 806,059 shares of the U.S. Portfolio and 9,523,838 shares of the International Portfolio were used for reduction pursuant to paragraph (c) of Rule 24f-2. No redeemed or repurchased securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.

         (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 162,191 shares for the U.S. Portfolio and 885,089 shares for the International Portfolio, leaving 8,859 shares of the U.S. Portfolio and 12,124 shares of the International Portfolio for purposes of calculating the registration fee.



                                    PARTS A-C

         Incorporated by reference to the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 19 to registrant's Registration Statement on Form N-1A, filed on April 29, 1996, all of which remain unchanged.

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 31st day of December, 1996.


VANGUARD/TRUSTEES' EQUITY FUND


By:   (Raymond J. Klapinsky)
John C. Bogle*, Chairman
December 31, 1996

By:   (Raymond J. Klapinsky)
John J. Brennan, President,  Director and Chief Executive Officer
December 31, 1996

By:   (Raymond J. Klapinsky)
Barbara B. Hauptfuhrer, Director
December 31, 1996

By:   (Raymond J. Klapinsky)
Bruce K. MacLaury, Director
December 31, 1996

By:   (Raymond J. Klapinsky)
Burton G. Malkiel, Director
December 31, 1996

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
December 31, 1996

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
December 31, 1996

By:   (Raymond J. Klapinsky)
James O. Welch, Director
December 31, 1996


By:   (Raymond J. Klapinsky)
J. Lawrence Wilson, Director
December 31, 1996

By:   (Raymond J. Klapinsky)
Richard F. Hyland*, Treasurer and Principal Financial Officer and Accounting
   Officer
December 31, 1996

*By Power of Attorney. See File Number 2-14336. January 23, 1990.
Incorporated by Reference.